Summary - Invesco Van Kampen Value Opportunities Fund - Class Institutional | Invesco Van Kampen Value Opportunities Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:

Invesco Van Kampen Value Opportunities Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen Value Opportunities Fund	Column		Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Institutional Class, Invesco Van Kampen Value Opportunities Fund	Institutional Class: Inception (05/23/11)	[1]	Return Before Taxes			13.31%	(0.81%)	2.86%	May 23, 2011
Return After Taxes on Distributions Institutional Class, Invesco Van Kampen Value Opportunities Fund	Institutional Class: Inception (05/23/11)	[1]	Return After Taxes on Distributions			13.14%	(1.43%)	2.26%	May 23, 2011
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class, Invesco Van Kampen Value Opportunities Fund	Institutional Class: Inception (05/23/11)	[1]	Return After Taxes on Distributions and Sale of Fund Shares			8.87%	(0.68%)	2.41%	May 23, 2011
S&P 500 Index			S&P 500® Index: Inception (06/30/01)		(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	2.23%	Jun. 30, 2001
Russell 3000 Value Index			Russell 3000® Value Index: Inception (06/30/01)	[2]	(reflects no deductions for fees, expenses or taxes)	16.23%	1.45%	3.87%	Jun. 30, 2001
Russell 1000 Value Index			Russell 1000® Value Index: Inception (06/30/01)	[2]	(reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.57%	Jun. 30, 2001
Lipper Large-Cap Value Funds Index			Lipper Large-Cap Value Funds Index: Inception (06/30/01)			13.02%	1.52%	2.39%	Jun. 30, 2001
[1]	Institutional Class shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is June 25, 2001.
[2]	The Fund has elected to use the Russell 3000 Value Index to represent its style specific benchmark rather than the Russell 1000 Value Index because the Russell 3000 Value Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.”